SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliations of Assets and Liabilities (Details) - 12 months ended Dec. 31, 2022 - Fair Value, Recurring	CNY (¥)	USD ($)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Returnable consideration, Beginning balance	¥ 5,385,583
Available-for-sale debt investment, Beginning balance	106,493,137
Available-for-sale debt investment, Ending balance	103,706,206
Significant Unobservable Inputs (Level 3)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Returnable consideration, Beginning balance	5,385,583
Disposal of Urban	(5,385,583)
Available-for-sale debt investment, Beginning balance	106,493,137
Available-for- sale debt investment, Net unrealized fair value increase recognized in other comprehensive income	(2,786,931)
Available-for-sale debt investment, Ending balance	¥ 103,706,206	$ 15,035,986